Schedule of Property and Equipment (Details) (Parenthetical)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	5 years	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	2 years	2 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	7 years	7 years